Other Assets - Schedule of Other Assets — Non-Current (Details)	Jun. 30, 2025 SGD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 SGD ($)
Schedule of Other Assets — Non-Current [Abstract]
Advance to suppliers	$ 4,706	$ 3,700	$ 9,497
Long-term deposits	78,076	61,385	62,857
Other assets – non-current	$ 82,782	$ 65,085	$ 72,354